FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [abstract]
Accounts payable	$ 336,256	$ 300,283
Accrued liabilities	270,237	9,971
Due to related parties	950,464	260,524
Employee retention allowance	180,519	171,867	$ 208,153
Lease obligation	204,248	0
Loan	$ 27,274	$ 40,041